FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS

32.	FINANCIAL INSTRUMENTS

Interest rate risk management

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates.  The Company has entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective hedge the interest rate exposure.  The Company does not hold or issue instruments for speculative or trading purposes.  The counterparties to such contracts are major banking and financial institutions.  Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however the Company does not anticipate non-performance by any of its counterparties.

The Company manages its debt portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates.  The Company hedge accounts for certain of its interest rate swap arrangements designated as cash flow hedges.  The net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective.  The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.  As at December 31, 2012, the Company does not expect any material amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months.

During the years ended December 31, 2012, 2011 and 2010 the Company recognized a net loss of $0.5 million, $0.6 million and $0.4 million, respectively, in earnings relating to the ineffective portion of its interest rate swap agreements designated as hedges.

As of December 31, 2012, the Company has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	180,104	2014-2015	3.57% to 4.52%

As of December 31, 2012, the notional principal amount of the debt outstanding subject to such swap agreements was $180.1 million (2011: $899.1 million).

The effect of cash flow hedging relationships relating to interest rate swap agreements on the consolidated statements of operations is as follows:

(in thousands of $)	Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments location	2012	2011	2010	2012	2011	2010
Interest rate swaps Other financial items, net	—	—	—	$(535)	$(632)	$(427)

The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

(in thousands of $)	Amount of gain/(loss) recognized in other comprehensive income on derivative (effective portion)
Derivatives designated as hedging instruments	2012	2011	2010
Interest rate swaps	1,547	1,024	(8,578)

As of December 31, 2012, the Company's accumulated other comprehensive loss included $6.8 million of unrealized losses on interest rate swap agreements designated as cash flow hedges.

Foreign currency risk

The majority of the vessels' gross earnings are receivable in U.S. dollars.  The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company.  However, the Company incurs expenditure in other currencies.  There is a risk that currency fluctuations will have a negative effect on the value of the Company's cash flows.

In October 2012, Golar Partners issued NOK denominated senior unsecured bonds in which Golar participated in. In order to hedge the Company's exposure, the Company entered into a currency swap that converts its NOK bonds to USD in a fixed rate. The swap hedges the full amount of the NOK bonds.

Fair values
The Company recognizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

	Fair value	2012	2012	2011	2011
(in thousands of $)	Hierarchy(1)	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	424,714	424,714	66,913	66,913
Restricted cash and short-term investments	Level 1	1,551	1,551	213,282	213,282
Investment in available-for-sale securities	Level 1	353,034	353,034	—	—
Cost method investments	Level 3	198,524	N/a	7,347	N/a
Amounts due from Golar Partners	Level 1	34,953	36,109	—	—
Long-term debt – convertible bond (1)	Level 1	228,331	251,250	—	—
Long-term debt – floating (1)		276,575	276,575	771,549	771,549
Obligations under capital leases (1)		—	—	405,843	405,843
Derivatives:
Interest rate swaps liability (2) (3)	Level 2	26,472	26,472	59,084	59,084
Foreign currency swaps liability (3)	Level 2	970	970	27,622	27,622

(1) The Company's debt and capital lease obligations were recorded at amortized cost in the consolidated balance sheet.
(2) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
(3) The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash hedge as at December 31, 2012 and 2011, was $12.9 million (with a notional value of $180.1 million) and $25.9 million (with a notional value of $436.3 million), respectively. The expected maturity of these interest rate agreements is from June 2014 to April 2015.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument.

Certain methods and assumptions were used to estimate the fair value of each class of financial instruments. The carrying amounts of accounts receivable, accounts payable, accrued liabilities and working capital facilities approximate fair values because of the short maturity of those instruments.

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

The estimated fair value for restricted cash and short-term investments is considered to be equal to the carrying value since restricted cash bears variable interest rates which are reset on a quarterly basis and short-term investments are placed for periods of less than six months.

The carrying amount of the investment in available-for-sale ("AFS") securities reported in the balance sheet represents unrealized gains and losses on these securities, which are recognized directly in equity unless an unrealized loss is considered "other than temporary" in which case it is transferred to the statement of operations. The basis of valuation of the investment is AFS securities is at market value.

The carrying value of cost method investments refers to the Company's holdings in Golar Partners (representing the general partner units and IDRs which were measured at fair value as of the deconsolidation date December 13, 2012 (see note 5)) and OLT‑O. As at December 31, 2012, the Company did not identify any events or changes in circumstances that would indicate the carrying values of its investments in Golar Partners and OLT‑O were not recoverable.  Accordingly, the Company did not estimate the fair values of these investments as at December 31, 2012.

The amounts due from Golar Partners refers to the Company's participation in the high yield bonds issued by Golar Partners in October 2012. The estimated fair value of our participation in the high yield bond is based on the quoted market price as at the balance sheet date.

As of December 31, 2012, the estimated fair value for the liability component of the unsecured convertible bonds entered into in March 2012 is based on the quoted market price as at the balance sheet date.

The estimated fair value for floating long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly or six monthly basis.  The fair value of the fixed rate long-term debt is estimated to be equal to the carrying value.

The estimated fair values of obligations under capital leases were considered to be equal to the carrying value since they bore interest at rates, which are reset on a quarterly basis.

The estimated fair value of the financial guarantees is considered to be equal to the carrying amount. The financial guarantees were fair valued as of the deconsolidation date December 13, 2012 (see note 5). The Company did not identify any material changes in the fair value of the financial guarantees as at December 31, 2012.

The fair value of the Company's derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and the creditworthiness of the Company and its swap counterparties.

Assets measured at Fair Value on a Nonrecurring Basis

The Company recorded an impairment loss of $0.5 million, $0.5 million and $1.5 million in 2012, 2011 and 2010, respectively. The impairment loss refers to the unutilized parts originally ordered for the Golar Spirit FSRU retrofitting following changes to the original project specification. As at December 31, 2012, these parts were measured at an estimated fair value of $3 million, which was determined using level two inputs being the carrying cost of these parts less the impairment loss, which was calculated based on the estimated market value of these parts.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Nordea Bank of Finland PLC, DNB Bank ASA, and Fokus Bank.  However, the Company believes this risk is remote.

The Company has a substantial equity investment in its former subsidiary, Golar Partners, that from December 13, 2012 is accounted for as an affiliate and not a controlled subsidiary of the Company.  As of December 31, 2012, the Company's ownership interest was 54.1% and the aggregate value of the investments recorded in the Company's balance sheet as of December 31, 2012 was $906.1 million being the aggregate of its ownership interest (common, subordinated and general partner interests) plus IDRs. Accordingly, the value of our investment and the income generated from Golar Partners is subject to specific risks associated with its business. Golar Partners operates in the same business as the Company and as of December 31, 2012 had a fleet of seven vessels as managed by the Company operating under medium to long-term charters with a concentrated number of charterers; BG Group, Petrobras, Pertamina, DUSUP and PT Nusantara Regas.

There is a concentration of supplier risk with respect to the Company's 13 newbuilds of which 11 are currently under construction by Samsung Heavy Industries Co Ltd ("Samsung") and two currently under construction by Hyundai Samho Heavy Industries Co., Ltd ("Hyundai") as at December 31, 2012.  However, the Company believes this risk is remote as Samsung and Hyundai are global leaders in the shipbuilding sector.  As is typical with newbuilding contracts, the Company has entered into refund guarantee agreements with several banks.